Intangible Assets, Net - Schedule of Amortization Expenses (Details)	Oct. 31, 2025 USD ($)
Schedule of Amortization Expenses [Abstract]
Amortization expenses, 2026	$ 984
Amortization expenses, 2027	984
Amortization expenses, 2028	984
Amortization expenses, 2029	984
Amortization expenses, 2030	984
Amortization expenses, thereafter	$ 1,719